19. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Intangible assets

2017 IN MILLIONS OF USD	CONCESSION RIGHTS	GOODWILL	OTHER	TOTAL
AT COST
Balance at January 1	514.1	317.9	36.7	868.7

Additions (note 20)	2.7	–	5.5	8.2
Reclassification from property, plant & equipment	–	–	1.0	1.0
Currency translation adjustments	18.0	13.3	(3.4)	27.9
Balance at December 31	534.8	331.2	39.8	905.8

ACCUMULATED AMORTIZATION
Balance at January 1	(148.1)	–	(29.4)	(177.5)

Additions (note 12)	(39.2)	–	(4.8)	(44.0)
Currency translation adjustments	(1.6)	–	3.1	1.5
Balance at December 31	(188.9)	–	(31.1)	(220.0)

CARRYING AMOUNT
At December 31, 2017	345.9	331.2	8.7	685.8

2016 IN MILLIONS OF USD	CONCESSION RIGHTS	GOODWILL	OTHER	TOTAL
AT COST
Restated * Balance at January 1	511.9	312.3	27.4	851.6

Additions (note 20)	–	–	5.7	5.7
Currency translation adjustments	2.2	5.6	3.6	11.4
Balance at December 31	514.1	317.9	36.7	868.7

ACCUMULATED DEPRECIATION
Balance at January 1	(110.7)	–	(22.4)	(133.1)

Additions (note 12)	(38.4)	–	(3.9)	(42.3)
Currency translation adjustments	1.0	–	(3.1)	(2.1)
Balance at December 31	(148.1)	–	(29.4)	(177.5)

CARRYING AMOUNT
At December 31, 2016	366.0	317.9	7.3	691.2

Key assumptions used for determining the recoverable goodwill
POST TAX DISCOUNT RATES		PRE TAX DISCOUNT RATES		GROWTH RATES FOR NET SALES
2017	2016	2017	2016	2017	2016
7.27	6.33	8.79	7.94	4.3-5.6	4.6-8.4

Re-levered beta factor
	2017	2016
Beta factor	0.85	0.86